Average Annual Total Returns - American Century Asset Allocation Portfolio			12 Months Ended	46 Months Ended	51 Months Ended	60 Months Ended	86 Months Ended	111 Months Ended	120 Months Ended
		Dec. 01, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Performance Inception Date		Sep. 30, 2015
ONE CHOICE IN RETIREMENT PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			7.54%			4.56%			4.76%
Performance Inception Date		Aug. 31, 2004
ONE CHOICE IN RETIREMENT PORTFOLIO INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			6.16%			2.94%			3.25%
Performance Inception Date		Aug. 31, 2004
ONE CHOICE IN RETIREMENT PORTFOLIO INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.80%			3.12%			3.34%
Performance Inception Date		Aug. 31, 2004
ONE CHOICE IN RETIREMENT PORTFOLIO INVESTOR CLASS | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			23.81%			13.86%			12.55%
ONE CHOICE IN RETIREMENT PORTFOLIO INVESTOR CLASS | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.25%			(0.33%)			1.35%
ONE CHOICE IN RETIREMENT PORTFOLIO INVESTOR CLASS | S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Target Date Retirement Income Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			6.54%			3.62%			4.14%
ONE CHOICE IN RETIREMENT PORTFOLIO I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			7.75%			4.76%			4.97%
Performance Inception Date		Aug. 31, 2004
ONE CHOICE IN RETIREMENT PORTFOLIO A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			1.10%			3.05%			3.88%
Performance Inception Date		Aug. 31, 2004
ONE CHOICE IN RETIREMENT PORTFOLIO C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	C Class1 Return Before Taxes
Average Annual Return, Percent	[1]		6.47%			3.52%			3.88%
Performance Inception Date	[1]	Mar. 01, 2010
ONE CHOICE IN RETIREMENT PORTFOLIO R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			7.02%			4.04%			4.24%
Performance Inception Date		Aug. 31, 2004
ONE CHOICE IN RETIREMENT PORTFOLIO R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			7.87%			4.92%			5.10%	[2]
Performance Inception Date		Oct. 23, 2017
ONE CHOICE 2030 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			8.07%			5.07%			5.50%
Performance Inception Date		May 30, 2008
ONE CHOICE 2030 PORTFOLIO INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			6.53%			3.48%			3.98%
Performance Inception Date		May 30, 2008
ONE CHOICE 2030 PORTFOLIO INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.27%			3.57%			3.96%
Performance Inception Date		May 30, 2008
ONE CHOICE 2030 PORTFOLIO INVESTOR CLASS | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			23.81%			13.86%			12.55%
ONE CHOICE 2030 PORTFOLIO INVESTOR CLASS | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.25%			(0.33%)			1.35%
ONE CHOICE 2030 PORTFOLIO INVESTOR CLASS | S&P Target Date To 2030 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Target Date To 2030 Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			8.89%			6.08%			6.40%
ONE CHOICE 2030 PORTFOLIO I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			8.21%			5.27%			5.71%
Performance Inception Date		May 30, 2008
ONE CHOICE 2030 PORTFOLIO A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			1.62%			3.56%			4.62%
Performance Inception Date		May 30, 2008
ONE CHOICE 2030 PORTFOLIO C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	C Class1 Return Before Taxes
Average Annual Return, Percent	[3]		6.98%			4.01%			4.61%
Performance Inception Date	[3]	Mar. 01, 2010
ONE CHOICE 2030 PORTFOLIO R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			7.54%			4.55%			4.98%
Performance Inception Date		May 30, 2008
ONE CHOICE 2030 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			8.40%			5.42%			5.83%	[4]
Performance Inception Date		Oct. 23, 2017
ONE CHOICE 2035 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			8.69%			5.48%			5.91%
Performance Inception Date		Aug. 31, 2004
ONE CHOICE 2035 PORTFOLIO INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			7.26%			3.98%			4.39%
Performance Inception Date		Aug. 31, 2004
ONE CHOICE 2035 PORTFOLIO INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.67%			3.94%			4.31%
Performance Inception Date		Aug. 31, 2004
ONE CHOICE 2035 PORTFOLIO INVESTOR CLASS | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			23.81%			13.86%			12.55%
ONE CHOICE 2035 PORTFOLIO INVESTOR CLASS | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.25%			(0.33%)			1.35%
ONE CHOICE 2035 PORTFOLIO INVESTOR CLASS | S&P Target Date To 2035 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Target Date To 2035 Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			10.25%			7.04%			7.11%
ONE CHOICE 2035 PORTFOLIO I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			8.90%			5.69%			6.12%
Performance Inception Date		Aug. 31, 2004
ONE CHOICE 2035 PORTFOLIO A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			2.18%			3.98%			5.02%
Performance Inception Date		Aug. 31, 2004
ONE CHOICE 2035 PORTFOLIO C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5]	C Class1 Return Before Taxes
Average Annual Return, Percent	[5]		7.61%			4.44%			5.02%
Performance Inception Date	[5]	Mar. 01, 2010
ONE CHOICE 2035 PORTFOLIO R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			8.14%			4.95%			5.38%
Performance Inception Date		Aug. 31, 2004
ONE CHOICE 2035 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			9.11%			5.87%			6.27%	[6]
Performance Inception Date		Oct. 23, 2017
ONE CHOICE 2040 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			9.51%			5.95%			6.35%
Performance Inception Date		May 30, 2008
ONE CHOICE 2040 PORTFOLIO INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			7.85%			4.33%			4.76%
Performance Inception Date		May 30, 2008
ONE CHOICE 2040 PORTFOLIO INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.33%			4.30%			4.67%
Performance Inception Date		May 30, 2008
ONE CHOICE 2040 PORTFOLIO INVESTOR CLASS | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			23.81%			13.86%			12.55%
ONE CHOICE 2040 PORTFOLIO INVESTOR CLASS | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.25%			(0.33%)			1.35%
ONE CHOICE 2040 PORTFOLIO INVESTOR CLASS | S&P Target Date To 2040 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Target Date To 2040 Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			11.75%			7.80%			7.74%
ONE CHOICE 2040 PORTFOLIO I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			9.73%			6.18%			6.57%
Performance Inception Date		May 30, 2008
ONE CHOICE 2040 PORTFOLIO A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			2.96%			4.44%			5.46%
Performance Inception Date		May 30, 2008
ONE CHOICE 2040 PORTFOLIO C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[7]	C Class1 Return Before Taxes
Average Annual Return, Percent	[7]		8.35%			4.89%			5.46%
Performance Inception Date	[7]	Mar. 01, 2010
ONE CHOICE 2040 PORTFOLIO R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			8.97%			5.42%			5.82%
Performance Inception Date		May 30, 2008
ONE CHOICE 2040 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			9.94%			6.34%			6.72%	[8]
Performance Inception Date		Oct. 23, 2017
ONE CHOICE 2045 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			10.40%			6.48%			6.83%
Performance Inception Date		Aug. 31, 2004
ONE CHOICE 2045 PORTFOLIO INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			8.97%			5.01%			5.26%
Performance Inception Date		Aug. 31, 2004
ONE CHOICE 2045 PORTFOLIO INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.83%			4.78%			5.08%
Performance Inception Date		Aug. 31, 2004
ONE CHOICE 2045 PORTFOLIO INVESTOR CLASS | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			23.81%			13.86%			12.55%
ONE CHOICE 2045 PORTFOLIO INVESTOR CLASS | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.25%			(0.33%)			1.35%
ONE CHOICE 2045 PORTFOLIO INVESTOR CLASS | S&P Target Date To 2045 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Target Date To 2045 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			12.84%			8.41%			8.19%
ONE CHOICE 2045 PORTFOLIO I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			10.55%			6.69%			7.04%
Performance Inception Date		Aug. 31, 2004
ONE CHOICE 2045 PORTFOLIO A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			3.74%			4.96%			5.93%
Performance Inception Date		Aug. 31, 2004
ONE CHOICE 2045 PORTFOLIO C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[9]	C Class1 Return Before Taxes
Average Annual Return, Percent	[9]		9.26%			5.42%			5.92%
Performance Inception Date	[9]	Mar. 01, 2010
ONE CHOICE 2045 PORTFOLIO R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			9.78%			5.95%			6.30%
Performance Inception Date		Aug. 31, 2004
ONE CHOICE 2045 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			10.73%			6.84%			7.19%	[10]
Performance Inception Date		Oct. 23, 2017
ONE CHOICE 2050 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			11.27%			7.10%			7.29%
Performance Inception Date		May 30, 2008
ONE CHOICE 2050 PORTFOLIO INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			9.86%			5.58%			5.76%
Performance Inception Date		May 30, 2008
ONE CHOICE 2050 PORTFOLIO INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.39%			5.26%			5.48%
Performance Inception Date		May 30, 2008
ONE CHOICE 2050 PORTFOLIO INVESTOR CLASS | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			23.81%			13.86%			12.55%
ONE CHOICE 2050 PORTFOLIO INVESTOR CLASS | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.25%			(0.33%)			1.35%
ONE CHOICE 2050 PORTFOLIO INVESTOR CLASS | S&P Target Date To 2050 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Target Date To 2050 Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			13.59%			8.85%			8.49%
ONE CHOICE 2050 PORTFOLIO I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			11.40%			7.30%			7.51%
Performance Inception Date		May 30, 2008
ONE CHOICE 2050 PORTFOLIO A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			4.61%			5.57%			6.40%
Performance Inception Date		May 30, 2008
ONE CHOICE 2050 PORTFOLIO C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[11]	C Class1 Return Before Taxes
Average Annual Return, Percent	[11]		10.17%			6.03%			6.38%
Performance Inception Date	[11]	Mar. 01, 2010
ONE CHOICE 2050 PORTFOLIO R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			10.63%			6.55%			6.76%
Performance Inception Date		May 30, 2008
ONE CHOICE 2050 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			11.65%			7.48%			7.66%	[12]
Performance Inception Date		Oct. 23, 2017
ONE CHOICE 2055 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			12.10%			7.50%			7.55%
Performance Inception Date		Mar. 31, 2011
ONE CHOICE 2055 PORTFOLIO INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			10.98%			6.16%			6.23%
Performance Inception Date		Mar. 31, 2011
ONE CHOICE 2055 PORTFOLIO INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.83%			5.63%			5.76%
Performance Inception Date		Mar. 31, 2011
ONE CHOICE 2055 PORTFOLIO INVESTOR CLASS | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			23.81%			13.86%			12.55%
ONE CHOICE 2055 PORTFOLIO INVESTOR CLASS | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.25%			(0.33%)			1.35%
ONE CHOICE 2055 PORTFOLIO INVESTOR CLASS | S&P Target Date To 2055 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Target Date To 2055 Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			13.46%			8.82%			8.54%
ONE CHOICE 2055 PORTFOLIO I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			12.33%			7.71%			7.76%
Performance Inception Date		Mar. 31, 2011
ONE CHOICE 2055 PORTFOLIO A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			5.40%			5.96%			6.65%
Performance Inception Date		Mar. 31, 2011
ONE CHOICE 2055 PORTFOLIO C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[13]	C Class1 Return Before Taxes
Average Annual Return, Percent	[13]		11.00%			6.43%			6.64%
Performance Inception Date	[13]	Mar. 31, 2011
ONE CHOICE 2055 PORTFOLIO R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			11.53%			6.97%			7.02%
Performance Inception Date		Mar. 31, 2011
ONE CHOICE 2055 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			12.50%			7.88%			7.92%	[14]
Performance Inception Date		Oct. 23, 2017
ONE CHOICE 2060 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			12.45%			7.70%		9.00%
Performance Inception Date		Sep. 30, 2015
ONE CHOICE 2060 PORTFOLIO INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			11.55%			6.48%		7.89%
Performance Inception Date		Sep. 30, 2015
ONE CHOICE 2060 PORTFOLIO INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.90%			5.80%		7.03%
Performance Inception Date		Sep. 30, 2015
ONE CHOICE 2060 PORTFOLIO INVESTOR CLASS | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			23.81%			13.86%		14.32%
ONE CHOICE 2060 PORTFOLIO INVESTOR CLASS | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.25%			(0.33%)		1.33%
Performance Inception Date		Sep. 30, 2015
ONE CHOICE 2060 PORTFOLIO INVESTOR CLASS | S&P Target Date To 2060 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Target Date To 2060 Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			13.62%			9.04%		10.05%
Performance Inception Date		Sep. 30, 2015
ONE CHOICE 2060 PORTFOLIO I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			12.67%			7.93%		9.22%
Performance Inception Date		Sep. 30, 2015
ONE CHOICE 2060 PORTFOLIO A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			5.73%			6.17%		8.03%
Performance Inception Date		Sep. 30, 2015
ONE CHOICE 2060 PORTFOLIO C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		C Class Return Before Taxes
Average Annual Return, Percent			11.27%			6.63%		8.03%
Performance Inception Date		Sep. 30, 2015
ONE CHOICE 2060 PORTFOLIO R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			11.82%			7.17%		8.45%
Performance Inception Date		Sep. 30, 2015
ONE CHOICE 2060 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[15]	R6 Class1 Return Before Taxes
Average Annual Return, Percent	[15]		12.80%			8.07%	9.36%
Performance Inception Date	[15]	Oct. 23, 2017
ONE CHOICE 2065 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			12.75%		8.88%
Performance Inception Date		Sep. 23, 2020
ONE CHOICE 2065 PORTFOLIO INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			12.01%		7.91%
Performance Inception Date		Sep. 23, 2020
ONE CHOICE 2065 PORTFOLIO INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.98%		6.73%
Performance Inception Date		Sep. 23, 2020
ONE CHOICE 2065 PORTFOLIO INVESTOR CLASS | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			23.81%		16.03%
Performance Inception Date		Sep. 23, 2020
ONE CHOICE 2065 PORTFOLIO INVESTOR CLASS | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.25%		(1.93%)
Performance Inception Date		Sep. 23, 2020
ONE CHOICE 2065 PORTFOLIO INVESTOR CLASS | S&P Target Date to 2065+ Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Target Date to 2065+ Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			14.47%		11.82%
Performance Inception Date		Sep. 23, 2020
ONE CHOICE 2065 PORTFOLIO I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			12.98%		9.08%
Performance Inception Date		Sep. 23, 2020
ONE CHOICE 2065 PORTFOLIO A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			6.01%		7.10%
Performance Inception Date		Sep. 23, 2020
ONE CHOICE 2065 PORTFOLIO C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		C Class Return Before Taxes
Average Annual Return, Percent			11.63%		7.80%
Performance Inception Date		Sep. 23, 2020
ONE CHOICE 2065 PORTFOLIO R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			12.19%		8.34%
Performance Inception Date		Sep. 23, 2020
ONE CHOICE 2065 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			13.14%		9.26%
Performance Inception Date		Sep. 23, 2020
ONE CHOICE BLEND+ IN RETIREMENT PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			6.86%	2.50%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ IN RETIREMENT PORTFOLIO INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			5.63%	1.50%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ IN RETIREMENT PORTFOLIO INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.18%	1.54%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ IN RETIREMENT PORTFOLIO INVESTOR CLASS | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			23.81%	11.42%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ IN RETIREMENT PORTFOLIO INVESTOR CLASS | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.25%	(1.56%)
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ IN RETIREMENT PORTFOLIO INVESTOR CLASS | S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Target Date Retirement Income Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			6.54%	2.47%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ IN RETIREMENT PORTFOLIO I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			7.08%	2.68%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ IN RETIREMENT PORTFOLIO A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			0.47%	0.64%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ IN RETIREMENT PORTFOLIO R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			6.33%	1.96%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ IN RETIREMENT PORTFOLIO R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			7.23%	2.86%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2025 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			7.62%	2.67%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2025 PORTFOLIO INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			6.21%	1.57%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2025 PORTFOLIO INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.75%	1.66%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2025 PORTFOLIO INVESTOR CLASS | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			23.81%	11.42%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2025 PORTFOLIO INVESTOR CLASS | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.25%	(1.56%)
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2025 PORTFOLIO INVESTOR CLASS | S&P Target Date To 2025 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Target Date To 2025 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.45%	3.48%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2025 PORTFOLIO I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			7.84%	2.88%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2025 PORTFOLIO A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			1.18%	0.84%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2025 PORTFOLIO R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			7.09%	2.16%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2025 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			8.00%	3.03%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2030 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			8.49%	3.00%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2030 PORTFOLIO INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			7.36%	2.00%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2030 PORTFOLIO INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.22%	1.97%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2030 PORTFOLIO INVESTOR CLASS | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			23.81%	11.42%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2030 PORTFOLIO INVESTOR CLASS | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.25%	(1.56%)
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2030 PORTFOLIO INVESTOR CLASS | S&P Target Date To 2030 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Target Date To 2030 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			8.89%	4.32%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2030 PORTFOLIO I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			8.59%	3.21%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2030 PORTFOLIO A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			1.89%	1.16%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2030 PORTFOLIO R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			7.94%	2.52%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2030 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			8.76%	3.36%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2035 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			9.98%	3.41%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2035 PORTFOLIO INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			9.01%	2.45%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2035 PORTFOLIO INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.10%	2.30%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2035 PORTFOLIO INVESTOR CLASS | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			23.81%	11.42%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2035 PORTFOLIO INVESTOR CLASS | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.25%	(1.56%)
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2035 PORTFOLIO INVESTOR CLASS | S&P Target Date To 2035 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Target Date To 2035 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			10.25%	5.17%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2035 PORTFOLIO I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			10.20%	3.62%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2035 PORTFOLIO A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			3.50%	1.59%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2035 PORTFOLIO R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			9.44%	2.89%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2035 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			10.37%	3.77%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2040 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			11.50%	3.95%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2040 PORTFOLIO INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			10.24%	2.96%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2040 PORTFOLIO INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.23%	2.75%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2040 PORTFOLIO INVESTOR CLASS | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			23.81%	11.42%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2040 PORTFOLIO INVESTOR CLASS | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.25%	(1.56%)
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2040 PORTFOLIO INVESTOR CLASS | S&P Target Date To 2040 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Target Date To 2040 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			11.75%	5.95%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2040 PORTFOLIO I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			11.72%	4.16%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2040 PORTFOLIO A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			4.83%	2.09%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2040 PORTFOLIO R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			10.94%	3.43%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2040 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			11.89%	4.31%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2045 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			12.99%	4.53%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2045 PORTFOLIO INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			11.58%	3.53%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2045 PORTFOLIO INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.17%	3.22%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2045 PORTFOLIO INVESTOR CLASS | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			23.81%	11.42%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2045 PORTFOLIO INVESTOR CLASS | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.25%	(1.56%)
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2045 PORTFOLIO INVESTOR CLASS | S&P Target Date To 2045 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Target Date To 2045 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			12.84%	6.61%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2045 PORTFOLIO I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			13.34%	4.74%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2045 PORTFOLIO A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			6.34%	2.67%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2045 PORTFOLIO R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			12.43%	4.01%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2045 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			13.51%	4.90%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2050 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			13.97%	4.98%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2050 PORTFOLIO INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			12.95%	4.07%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2050 PORTFOLIO INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.68%	3.61%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2050 PORTFOLIO INVESTOR CLASS | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			23.81%	11.42%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2050 PORTFOLIO INVESTOR CLASS | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.25%	(1.56%)
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2050 PORTFOLIO INVESTOR CLASS | S&P Target Date To 2050 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Target Date To 2050 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			13.59%	6.95%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2050 PORTFOLIO I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			14.31%	5.19%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2050 PORTFOLIO A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			7.25%	3.13%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2050 PORTFOLIO R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			13.52%	4.46%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2050 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			14.48%	5.35%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2055 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			14.50%	5.23%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2055 PORTFOLIO INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			13.56%	4.36%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2055 PORTFOLIO INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			9.03%	3.82%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2055 PORTFOLIO INVESTOR CLASS | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			23.81%	11.42%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2055 PORTFOLIO INVESTOR CLASS | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.25%	(1.56%)
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2055 PORTFOLIO INVESTOR CLASS | S&P Target Date To 2055 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Target Date To 2055 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			13.46%	6.96%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2055 PORTFOLIO I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			14.72%	5.44%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2055 PORTFOLIO A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			7.65%	3.35%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2055 PORTFOLIO R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			14.05%	4.70%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2055 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			15.00%	5.62%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2060 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			15.21%	5.47%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2060 PORTFOLIO INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			14.27%	4.63%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2060 PORTFOLIO INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			9.44%	4.02%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2060 PORTFOLIO INVESTOR CLASS | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			23.81%	11.42%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2060 PORTFOLIO INVESTOR CLASS | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.25%	(1.56%)
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2060 PORTFOLIO INVESTOR CLASS | S&P Target Date To 2060 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Target Date To 2060 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			13.62%	7.04%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2060 PORTFOLIO I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			15.45%	5.65%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2060 PORTFOLIO A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			8.33%	3.56%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2060 PORTFOLIO R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			14.65%	4.92%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2060 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			15.51%	5.81%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2065 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			15.18%	5.60%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2065 PORTFOLIO INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			14.58%	4.77%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2065 PORTFOLIO INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			9.30%	4.13%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2065 PORTFOLIO INVESTOR CLASS | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			23.81%	11.42%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2065 PORTFOLIO INVESTOR CLASS | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.25%	(1.56%)
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2065 PORTFOLIO INVESTOR CLASS | S&P Target Date to 2065+ Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Target Date To 2065+ Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			14.47%	7.46%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2065 PORTFOLIO I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			15.31%	5.79%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2065 PORTFOLIO A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			8.30%	3.69%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2065 PORTFOLIO R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			14.51%	5.05%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE BLEND+ 2065 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			15.58%	5.97%
Performance Inception Date		Mar. 10, 2021
ONE CHOICE PORTFOLIO: VERY CONSERVATIVE INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			5.91%			3.35%			3.65%
ONE CHOICE PORTFOLIO: VERY CONSERVATIVE INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			4.63%			1.81%			2.33%
ONE CHOICE PORTFOLIO: VERY CONSERVATIVE INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.53%			2.08%			2.40%
ONE CHOICE PORTFOLIO: VERY CONSERVATIVE INVESTOR CLASS | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.25%			(0.33%)			1.35%
ONE CHOICE PORTFOLIO: VERY CONSERVATIVE INVESTOR CLASS | MSCI AC World IMI Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI IMI(reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			16.37%			9.67%			9.00%
ONE CHOICE PORTFOLIO: VERY CONSERVATIVE R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[16]	R Class1 Return Before Taxes
Average Annual Return, Percent	[16]		5.28%			2.83%			3.13%
Performance Inception Date	[16]	Mar. 20, 2015
ONE CHOICE PORTFOLIO: CONSERVATIVE INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			7.42%			4.66%			4.83%
ONE CHOICE PORTFOLIO: CONSERVATIVE INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			6.31%			2.94%			3.30%
ONE CHOICE PORTFOLIO: CONSERVATIVE INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.48%			3.15%			3.36%
ONE CHOICE PORTFOLIO: CONSERVATIVE INVESTOR CLASS | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.25%			(0.33%)			1.35%
ONE CHOICE PORTFOLIO: CONSERVATIVE INVESTOR CLASS | MSCI AC World IMI Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI IMI(reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			16.37%			9.67%			9.00%
ONE CHOICE PORTFOLIO: CONSERVATIVE R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[17]	R Class1 Return Before Taxes
Average Annual Return, Percent	[17]		6.80%			4.14%			4.31%
Performance Inception Date	[17]	Mar. 20, 2015
ONE CHOICE PORTFOLIO: MODERATE INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			10.06%			6.21%			6.25%
ONE CHOICE PORTFOLIO: MODERATE INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			9.09%			4.31%			4.52%
ONE CHOICE PORTFOLIO: MODERATE INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.11%			4.39%			4.49%
ONE CHOICE PORTFOLIO: MODERATE INVESTOR CLASS | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.25%			(0.33%)			1.35%
ONE CHOICE PORTFOLIO: MODERATE INVESTOR CLASS | MSCI AC World IMI Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI IMI(reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			16.37%			9.67%			9.00%
ONE CHOICE PORTFOLIO: MODERATE R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[18]	R Class 1 Return Before Taxes
Average Annual Return, Percent	[18]		9.51%			5.68%			5.72%
Performance Inception Date	[18]	Mar. 20, 2015
ONE CHOICE PORTFOLIO: AGGRESSIVE INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			12.24%			7.57%			7.50%
ONE CHOICE PORTFOLIO: AGGRESSIVE INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			11.35%			5.62%			5.50%
ONE CHOICE PORTFOLIO: AGGRESSIVE INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.51%			5.51%			5.46%
ONE CHOICE PORTFOLIO: AGGRESSIVE INVESTOR CLASS | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.25%			(0.33%)			1.35%
ONE CHOICE PORTFOLIO: AGGRESSIVE INVESTOR CLASS | MSCI AC World IMI Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI IMI(reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			16.37%			9.67%			9.00%
ONE CHOICE PORTFOLIO: AGGRESSIVE R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[19]	R Class1 Return Before Taxes
Average Annual Return, Percent	[19]		11.66%			7.03%			6.96%
Performance Inception Date	[19]	Mar. 20, 2015
ONE CHOICE PORTFOLIO: VERY AGGRESSIVE INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			14.42%			8.68%			8.53%
ONE CHOICE PORTFOLIO: VERY AGGRESSIVE INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			13.83%			6.92%			6.64%
ONE CHOICE PORTFOLIO: VERY AGGRESSIVE INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.85%			6.51%			6.38%
ONE CHOICE PORTFOLIO: VERY AGGRESSIVE INVESTOR CLASS | MSCI AC World IMI Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI IMI(reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			16.37%			9.67%			9.00%
ONE CHOICE PORTFOLIO: VERY AGGRESSIVE R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[20]	R Class1 Return Before Taxes
Average Annual Return, Percent	[20]		13.82%			8.13%			7.98%
Performance Inception Date	[20]	Mar. 20, 2015

[1]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[2]	Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice In Retirement Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice In Retirement Portfolio R6 on October 20, 2017 pursuant to a reorganization.
[3]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[4]	Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2030 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2030 Portfolio R6 on October 20, 2017 pursuant to a reorganization.
[5]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[6]	Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2035 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2035 Portfolio R6 on October 20, 2017 pursuant to a reorganization.
[7]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[8]	Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2040 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2040 Portfolio R6 on October 20, 2017 pursuant to a reorganization.
[9]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[10]	Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2045 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2045 Portfolio R6 on October 20, 2017 pursuant to a reorganization.
[11]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[12]	Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2050 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2050 Portfolio R6 on October 20, 2017 pursuant to a reorganization.
[13]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[14]	Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2055 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2055 Portfolio R6 on October 20, 2017 pursuant to a reorganization.
[15]	Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2060 Portfolio R6. Such historical performance began on September 30, 2015. The R6 Class of the fund acquired all of the assets of the One Choice 2060 Portfolio R6 on October 20, 2017 pursuant to a reorganization.
[16]	Historical performance for R Class prior to its inception (March 20, 2015) is based on the performance of Investor Class shares. R Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.
[17]	Historical performance for R Class prior to its inception (March 20, 2015) is based on the performance of Investor Class shares. R Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.
[18]	Historical performance for R Class prior to its inception (March 20, 2015) is based on the performance of Investor Class shares. R Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.
[19]	Historical performance for R Class prior to its inception (March 20, 2015) is based on the performance of Investor Class shares. R Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.
[20]	Historical performance for R Class prior to its inception (March 20, 2015) is based on the performance of Investor Class shares. R Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.